Reverse recapitalization - Summary of Earn-Out Rights (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reverse Recapitalization [Line Items]
Earn-out rights			$ 365,575		$ 598,570
Changes in fair value measurement	$ (26,800)	$ (418,707)	$ (232,995)	$ (418,707)